Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 93.42%
Australia: 7.77%
Evolution Mining Limited (Materials, Metals & mining)	800,000	$ 1,623,147
Newcrest Mining Limited (Materials, Metals & mining)	702,294	9,869,160
Northern Star Resources Limited (Materials, Metals & mining) †	1,385,412	10,290,944
		21,783,251
Canada: 64.71%
Agnico-Eagle Mines Limited (Materials, Metals & mining) †	334,527	17,383,545
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & mining) †	35,000	1,819,650
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & mining)	114,164	5,935,386
Alamos Gold Incorporated Class A (Materials, Metals & mining)	1,103,980	11,162,102
Artemis Gold Incorporated (Materials, Metals & mining) †	900,000	2,918,022
Ascot Resources Limited (Materials, Metals & mining)	2,650,000	1,017,725
B2Gold Corporation (Materials, Metals & mining)	3,300,000	11,723,043
Barrick Gold Corporation (Materials, Metals & mining)	915,723	15,732,121
Centerra Gold Incorporated (Materials, Metals & mining)	200,000	1,035,450
Centerra Gold Incorporated-Legend Shares (Materials, Metals & mining) 144A	250,000	1,294,313
Dundee Precious Metals Incorporated (Materials, Metals & mining)	1,075,000	5,168,575
Franco-Nevada Corporation-Legend Shares (Materials, Metals & mining) 144A	125,948	17,168,554
Kinross Gold Corporation (Materials, Metals & mining) †	2,732,483	11,139,813
Lundin Gold Incorporated (Materials, Metals & mining) †	1,150,000	11,236,706
MAG Silver Corporation (Materials, Metals & mining) †	540,000	8,435,007
MAG Silver Corporation-Legend Shares (Materials, Metals & mining) †	100,000	1,562,038
Marathon Gold Corporation (Materials, Metals & mining)	1,300,000	1,017,725
Orla Mining Limited (Materials, Metals & mining)	300,000	1,214,180
Osisko Mining Incorporated (Materials, Metals & mining)	450,000	1,163,220
Pan American Silver Corporation (Materials, Metals & mining)	265,000	4,330,100
SilverCrest Metals Incorporated (Materials, Metals & mining)	1,335,000	7,986,337
Skeena Resources Limited (Materials, Metals & mining)	300,000	1,597,489
SSR Mining Incorporated (Materials, Metals & mining)	275,000	4,309,250
SSR Mining Incorporated-U.S. Exchange Traded Shares (Materials, Metals & mining)	403,552	6,315,559
Torex Gold Resources Incorporated (Materials, Metals & mining)	360,000	4,134,417
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & mining) †	185,000	2,124,631
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & mining)	266,250	3,057,746
Triple Flag Precious Metals Corporation (Materials, Metals & mining)	210,000	2,908,050
Wheaton Precious Metals Corporation (Materials, Metals & mining)	12,950	505,949
Wheaton Precious Metals Corporation-U.S. Exchange Traded Shares (Materials, Metals & mining)	370,000	14,459,600
Yamana Gold Incorporated (Materials, Metals & mining)	300,000	1,666,174
		181,522,477
See accompanying consolidated notes to portfolio of investments

Allspring Precious Metals Fund  |  1

Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
South Africa: 6.14%
AngloGold Ashanti Limited ADR (Materials, Metals & mining)	300,591	$ 5,837,477
Gold Fields Limited ADR (Materials, Metals & mining)	1,100,000	11,385,000
		17,222,477
United Kingdom: 5.26%
Endeavour Mining plc (Materials, Metals & mining)	690,000	14,768,242
United States: 9.54%
Newmont Corporation (Materials, Metals & mining)	140,802	6,645,854
Newmont Corporation-Toronto Exchange Traded Shares (Materials, Metals & mining)	131,348	6,191,981
Royal Gold Incorporated (Materials, Metals & mining)	123,436	13,913,706
		26,751,541
Total Common stocks (Cost $172,733,358)		262,047,988

	Expiration date
Rights: 0.00%
Canada: 0.00%
Kinross Gold Corporation Contingent Value Rights (Materials, Metals & mining) ♦†	3-1-2032	75,000	0
Total Rights (Cost $0)			0

Warrants: 0.00%
Canada: 0.00%
Marathon Gold Corporation (Materials, Metals & mining) ♦†	9-20-2024	250,000	0
Total Warrants (Cost $0)			0

	Troy ounces
Commodities: 5.00%
Gold Bullion *	7,690	14,022,770
Total Commodities (Cost $4,532,552)		14,022,770

		Yield	Shares
Short-term investments: 1.55%
Investment companies: 1.55%
Allspring Government Money Market Fund Select Class ♠∞		4.09%	4,330,818	4,330,818
Total Short-term investments (Cost $4,330,818)				4,330,818
Total investments in securities (Cost $181,596,728)	99.97%			280,401,576
Other assets and liabilities, net	0.03			92,816
Total net assets	100.00%			$280,494,392

See accompanying consolidated notes to portfolio of investments

2  |  Allspring Precious Metals Fund

Consolidated portfolio of investments—December 31, 2022 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
*	Represents an investment held in Special Investments (Cayman) SPC, the consolidated subsidiary.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,444,788	$54,993,252	$(59,107,222)	$0	$0	$4,330,818	4,330,818	$65,006
See accompanying consolidated notes to portfolio of investments

Allspring Precious Metals Fund  |  3

Notes to consolidated portfolio of investments—December 31, 2022 (unaudited)

Investment in subsidiary
The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2022, the Subsidiary held $14,022,770 in gold bullion representing 99.59% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of December 31, 2022, the Fund held $14,080,839, in the Subsidiary, representing 5.02% of the Fund’s net assets prior to consolidation.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in commodities are valued at their last traded price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

4  |  Allspring Precious Metals Fund

Notes to consolidated portfolio of investments—December 31, 2022 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$21,783,251	$0	$0	$21,783,251
Canada	154,495,545	27,026,932	0	181,522,477
South Africa	17,222,477	0	0	17,222,477
United Kingdom	14,768,242	0	0	14,768,242
United States	26,751,541	0	0	26,751,541
Rights
Canada	0	0	0	0
Warrants
Canada	0	0	0	0
Commodities	14,022,770	0	0	14,022,770
Short-term investments
Investment companies	4,330,818	0	0	4,330,818
Total assets	$253,374,644	$27,026,932	$0	$280,401,576
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
For the nine months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Precious Metals Fund  |  5